Other Comprehensive Income (Loss) (Tables)	6 Months Ended
Jun. 30, 2017
Equity [Abstract]
Changes in Accumulated Other Comprehensive Income
The following table presents the changes in each component of accumulated other comprehensive income, net of tax, for the six months ended June 30, 2017:

(In thousands)	Foreign Currency Translation Adjustments	Hedging Activities	Accumulated Other Comprehensive Income
Balance as of December 31, 2016	$(22,133)	$45,045	$22,912
Net unrealized gain arising during the period (net of tax expense of $4,480)	5,601	10,622	16,223
Reclassification of net realized loss (gain) into earnings:
Interest expense, net (net of tax benefit of $1,729)	—	2,644	2,644
Operating revenues, net (net of tax expense of $2,135)	—	(3,265)	(3,265)
Gain on sale of renewable energy facilities (net of tax benefit of $8,858)[1]	14,741	—	14,741
Other comprehensive income	20,342	10,001	30,343
Accumulated other comprehensive (loss) income	(1,791)	55,046	53,255
Less: Other comprehensive (loss) income attributable to non-controlling interests	(717)	11,839	11,122
Balance as of June 30, 2017	$(1,074)	$43,207	$42,133

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(1)
Represents reclassification of the accumulated foreign currency translation loss for the U.K. Portfolio, as the Company's sale of this portfolio closed in the second quarter of 2017 as discussed in Note 2. Assets Held for Sale.

Components of Comprehensive Income (Loss)
The following tables present each component of other comprehensive income (loss) and the related tax effects for the three and six months ended June 30, 2017 and 2016:

	Three Months Ended June 30,
	2017			2016
(In thousands)	Before Tax	Tax Effect	Net of Tax	Before Tax	Tax Effect	Net of Tax
Foreign currency translation adjustments:
Net unrealized gain (loss) arising during the period	$5,752	$(2,831)	$2,921	$(2,857)	$—	$(2,857)
Reclassification of net realized loss (gain) into earnings[1]	23,599	(8,858)	14,741	—	—	—
Hedging activities:
Net unrealized (loss) gain arising during the period	(7,619)	4,187	(3,432)	(13,641)	—	(13,641)
Reclassification of net realized (gain) loss into earnings[2]	(641)	406	(235)	12,134	—	12,134
Other comprehensive income (loss)	$21,091	$(7,096)	13,995	$(4,364)	$—	(4,364)
Less: Other comprehensive income (loss) attributable to non-controlling interests, net of tax			4,232			(2,360)
Other comprehensive income (loss) attributable to Class A common stockholders			$9,763			$(2,004)

	Six Months ended June 30,
	2017			2016
(In thousands)	Before Tax	Tax Effect	Net of Tax	Before Tax	Tax Effect	Net of Tax
Foreign currency translation adjustments:
Net unrealized gain (loss) arising during the period	$8,432	$(2,831)	$5,601	$3,716	$—	$3,716
Reclassification of net realized loss (gain) into earnings[1]	23,599	(8,858)	14,741	—	—	—
Hedging activities:
Net unrealized gain (loss) arising during the period	12,271	(1,649)	10,622	(46,606)	—	(46,606)
Reclassification of net realized (gain) loss into earnings[2]	(1,027)	406	(621)	12,503	—	12,503
Other comprehensive income (loss)	$43,275	$(12,932)	30,343	$(30,387)	$—	(30,387)
Less: Other comprehensive income (loss) attributable to non-controlling interests, net of tax			11,122			(11,669)
Other comprehensive income (loss) attributable to Class A common stockholders			$19,221			$(18,718)
———

(1)
Represents reclassification of the accumulated foreign currency translation loss for the U.K. Portfolio, as the Company's sale of this portfolio closed in the second quarter of 2017 as discussed in Note 2. Assets Held for Sale. The before tax amount of $23.6 million was recognized within gain on sale of renewable energy facilities in the unaudited condensed consolidated statements of operations for the three and six months ended June 30, 2017.

(2)
Includes $15.9 million loss reclassification for the three and six months ended June 30, 2016 that occurred subsequent to the Company's discontinuation of hedge accounting for interest rate swaps within the U.K. Portfolio as discussed in Note 8. Derivatives. As discussed above, the Company's sale of the U.K. Portfolio closed in the second quarter of 2017.